Portfolio of Investments
Touchstone Flexible Income Fund – December 31, 2022 (Unaudited)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 28.4%
$ 47,252,906	FHLMC Multifamily Structured Pass Through Certificates, Ser K109, Class X1, 1.583%, 4/25/30(A)(B)(C)	$ 4,084,560
34,470,791	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X1, 1.697%, 4/25/30(A)(B)(C)	3,148,907
7,005,157	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class X3, 3.404%, 6/25/48(A)(B)(C)	1,301,315
28,800,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K110, Class XAM, 1.868%, 4/25/30(A)(B)(C)	3,072,203
34,652,032	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X1, 1.572%, 5/25/30(A)(B)(C)	3,079,467
19,436,545	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class X3, 3.178%, 4/25/48(A)(B)(C)	3,430,953
35,663,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K111, Class XAM, 1.798%, 5/25/30(A)(B)(C)	3,811,376
66,776,810	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X1, 1.434%, 5/25/30(A)(B)(C)	5,436,921
15,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class X3, 3.004%, 7/25/48(A)(B)(C)	2,480,542
10,630,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K112, Class XAM, 1.665%, 5/25/30(A)(B)(C)	1,048,591
10,743,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K113, Class XAM, 1.585%, 6/25/30(A)(B)(C)	1,020,004
19,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K114, Class X3, 2.736%, 8/25/48(A)(B)(C)	2,924,130
21,702,896	FHLMC Multifamily Structured Pass Through Certificates, Ser K115, Class X3, 2.958%, 9/25/48(A)(B)(C)	3,524,177
26,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K116, Class X3, 3.021%, 9/25/47(A)(B)(C)	4,402,120
39,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K117, Class XAM, 1.433%, 9/25/30(A)(B)(C)	3,477,144
24,368,853	FHLMC Multifamily Structured Pass Through Certificates, Ser K118, Class X3, 2.693%, 10/25/48(A)(B)(C)	3,617,083
4,900,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K119, Class X3, 2.728%, 9/25/48(A)(B)(C)	744,982
11,576,808	FHLMC Multifamily Structured Pass Through Certificates, Ser K120, Class X3, 2.740%, 11/25/48(A)(B)(C)	1,785,043
16,073,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K121, Class X3, 2.771%, 11/25/48(A)(B)(C)	2,560,011
9,700,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K122, Class X3, 2.631%, 1/25/49(A)(B)(C)	1,458,761
7,569,056	FHLMC Multifamily Structured Pass Through Certificates, Ser K123, Class X3, 2.628%, 2/25/49(A)(B)(C)	1,140,071
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 28.4% (Continued)
$ 9,255,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K124, Class X3, 2.620%, 2/25/49(A)(B)(C)	$ 1,400,000
16,150,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K125, Class X3, 2.653%, 2/25/49(A)(B)(C)	2,457,076
38,058,448	FHLMC Multifamily Structured Pass Through Certificates, Ser K127, Class X3, 2.653%, 3/25/49(A)(B)(C)	5,924,292
18,230,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K128, Class X3, 2.782%, 4/25/31(A)(B)(C)	2,977,648
10,595,456	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class X3, 3.096%, 8/25/48(A)(B)(C)	2,029,971
41,864,611	FHLMC Multifamily Structured Pass Through Certificates, Ser K130, Class XAM, 1.214%, 7/25/31(A)(B)(C)	3,447,597
10,451,281	FHLMC Multifamily Structured Pass Through Certificates, Ser K131, Class X3, 2.947%, 9/25/31(A)(B)(C)	1,907,178
29,501,666	FHLMC Multifamily Structured Pass Through Certificates, Ser K132, Class X3, 2.888%, 8/25/31(A)(B)(C)	5,313,513
9,413,138	FHLMC Multifamily Structured Pass Through Certificates, Ser K134, Class X3, 2.660%, 10/25/49(A)(B)(C)	1,575,408
219,834,628	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X1, 0.398%, 12/25/31(A)(B)(C)	5,542,690
21,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class X3, 2.825%, 12/25/31(A)(B)(C)	3,775,622
96,675,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K136, Class XAM, 0.567%, 12/25/31(A)(B)(C)	3,822,578
19,801,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K137, Class X3, 2.879%, 1/25/49(A)(B)(C)	3,623,779
31,585,759	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class X3, 3.036%, 2/25/49(A)(B)(C)	6,138,414
97,300,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K139, Class XAM, 0.767%, 2/25/32(A)(B)(C)	5,362,417
31,370,856	FHLMC Multifamily Structured Pass Through Certificates, Ser K140, Class X3, 2.945%, 3/25/49(A)(B)(C)	5,907,979
10,400,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K143, Class X3, 3.140%, 4/25/50(A)(B)(C)	2,042,703
5,835,659	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1515, Class X3, 3.680%, 3/25/38(A)(B)(C)	1,626,098
18,435,033	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1516, Class X3, 3.456%, 10/25/38(A)(B)(C)	4,620,247
34,251,826	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X1, 1.324%, 7/25/35(A)(B)(C)	3,601,860
52,485,811	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1517, Class X3, 3.284%, 8/25/38(A)(B)(C)	13,547,811

Touchstone Flexible Income Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 28.4% (Continued)
$ 11,201,391	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1519, Class X3, 2.800%, 12/25/38(A)(B)(C)	$ 2,555,697
54,885,370	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X1, 0.472%, 2/25/36(A)(B)(C)	2,239,855
5,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1520, Class X3, 3.092%, 4/25/39(A)(B)(C)	1,257,974
53,964,429	FHLMC Multifamily Structured Pass Through Certificates, Ser K-1521, Class X1, 0.980%, 8/25/36(A)(B)(C)	4,488,146
15,100,238	FHLMC Multifamily Structured Pass Through Certificates, Ser K739, Class X3, 2.806%, 11/25/48(A)(B)(C)	1,581,330
16,196,664	FHLMC Multifamily Structured Pass Through Certificates, Ser K741, Class X3, 2.448%, 3/25/49(A)(B)(C)	1,568,619
16,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K742, Class X3, 2.595%, 4/25/28(A)(B)(C)	1,722,858
9,500,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K743, Class X3, 2.954%, 6/25/49(A)(B)(C)	1,196,085
39,018,396	FHLMC Multifamily Structured Pass Through Certificates, Ser K744, Class X3, 2.967%, 8/25/49(A)(B)(C)	5,160,909
47,774,075	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class X3, 2.674%, 9/25/49(A)(B)(C)	5,843,171
146,903,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K745, Class XAM, 1.011%, 9/25/28(A)(B)(C)	7,071,102
155,000,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K746, Class XAM, 0.586%, 10/25/28(A)(B)(C)	4,469,611
52,159,495	FHLMC Multifamily Structured Pass Through Certificates, Ser K747, Class X3, 2.550%, 12/25/49(A)(B)(C)	6,312,066
30,629,690	FRESB Mortgage Trust, Ser 2020-SB79, Class X1, 1.089%, 7/25/40(A)(B)(C)	1,296,200
42,752,037	FRESB Mortgage Trust, Ser 2020-SB81, Class X1, 1.046%, 10/25/40(A)(B)(C)	1,791,020
35,818,997	FRESB Mortgage Trust, Ser 2021-SB82, Class X1, 1.080%, 10/25/40(A)(B)(C)	1,240,963
51,070,129	FRESB Mortgage Trust, Ser 2021-SB83, Class X1, 0.867%, 1/25/41(A)(B)(C)	1,767,553
28,931,875	FRESB Mortgage Trust, Ser 2021-SB84, Class X1, 0.505%, 1/25/41(A)(B)(C)	691,483
71,520,575	FRESB Mortgage Trust, Ser 2021-SB85, Class X1, 0.392%, 3/25/41(A)(B)(C)	1,713,247
82,233,354	FRESB Mortgage Trust, Ser 2021-SB87, Class X1, 0.649%, 4/25/41(A)(B)(C)	2,394,660
82,693,992	FRESB Mortgage Trust, Ser 2021-SB88, Class X1, 0.716%, 5/25/41(A)(B)(C)	2,479,555
131,967,511	FRESB Mortgage Trust, Ser 2022-SB94, Class X1, 0.057%, 11/25/41(A)(B)(C)	2,257,515
140,364,647	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB86, Class X1, 0.352%, 3/25/41(A)(B)(C)	3,119,955
63,947,109	FRESB Multifamily Structured Pass Through Certificates, Ser 2021-SB89, Class X1, 0.596%, 6/25/41(A)(B)(C)	1,769,544
Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 28.4% (Continued)
$ 3,850,965	GNMA, Ser 2012-147, Class IO, 0.552%, 4/16/54(A)(B)(C)	$ 49,518
9,443,555	GNMA, Ser 2016-110, Class IO, 0.925%, 5/16/58(A)(B)(C)	389,708
19,983,904	GNMA, Ser 2016-158, Class IO, 0.759%, 6/16/58(A)(B)(C)	697,378
12,734,371	GNMA, Ser 2016-52, Class IO, 0.767%, 3/16/58(A)(B)(C)	428,178
15,284,519	GNMA, Ser 2017-76, Class IO, 0.791%, 12/16/56(A)(B)(C)	643,481
16,113,423	GNMA, Ser 2017-94, Class IO, 0.586%, 2/16/59(A)(B)(C)	561,005
	Total Agency Collateralized Mortgage Obligations	$212,951,628
	Corporate Bonds — 25.2%
	Financials — 13.9%
9,249,000	Ally Financial, Inc., Ser B, 4.700%(D)	6,185,269
17,267,000	Ally Financial, Inc., Ser C, 4.700%(D)	10,813,459
3,363,000	Bank of New York Mellon Corp. (The), Ser G, 4.700%(D)	3,228,917
20,701,000	Charles Schwab Corp. (The), Ser G, 5.375%(D)(E)	20,245,578
2,616,000	Citigroup, Inc., 5.950%(D)	2,590,494
4,427,000	Citigroup, Inc., Ser W, 4.000%(D)	3,856,448
12,218,000	Citizens Financial Group, Inc., Ser F, 5.650%(D)	11,700,294
6,427,000	Fifth Third Bancorp, Ser L, 4.500%(D)	5,970,795
5,132,000	FS KKR Capital Corp., 2.625%, 1/15/27	4,290,515
7,907,000	Lincoln National Corp., Ser C, 9.250%(D)	8,328,599
13,854,000	Regions Financial Corp., Ser D, 5.750%(D)	13,503,909
13,687,000	UBS Group AG (Switzerland), 144a, 4.490%, 8/5/25	13,458,740
290,000	Wells Fargo & Co., Ser BB, 3.900%(D)	253,827
		104,426,844
	Utilities — 5.0%
15,329,000	Edison International, Ser A, 5.375%(D)	12,952,419
26,607,000	Sempra Energy, 4.875%(D)(E)	24,602,961
		37,555,380
	Energy — 4.9%
26,637,000	BP Capital Markets PLC (United Kingdom), 4.875%(D)	23,307,375
4,101,000	Enbridge, Inc. (Canada), 2.150%, 2/16/24	3,958,459
6,207,000	Energy Transfer LP, (3M LIBOR +3.018%), 7.457%, 11/1/66(B)	4,792,424
5,566,000	Energy Transfer LP, Ser G, 7.125%(D)	4,647,610
		36,705,868
	Consumer Discretionary — 1.1%
4,896,000	General Motors Financial Co., Inc., 6.050%, 10/10/25	4,976,985
3,304,000	Magallanes, Inc., 144a, 3.428%, 3/15/24	3,207,896
		8,184,881
	Consumer Staples — 0.3%
3,093,000	Macy's Retail Holdings LLC, 4.300%, 2/15/43	1,864,151
	Information Technology — 0.0%
483,000	Micron Technology, Inc., 3.477%, 11/1/51	302,169
	Total Corporate Bonds	$189,039,293
Shares
	Preferred Stocks — 8.9%
	Financials — 7.4%
641,287	AGNC Investment Corp. REIT, Ser F, 6.125%(D)(E)	12,364,013
500,190	Annaly Capital Management, Inc. REIT, Ser I, 6.750%(D)	11,184,249
132,000	Athene Holding Ltd., Ser E, 7.750%(D)†	3,397,680
293,475	Lincoln National Corp., Ser D, 9.000%(D)	8,003,063
4,392	Morgan Stanley, Ser E, 7.125%(D)	110,459

Touchstone Flexible Income Fund (Unaudited) (Continued)
Shares		MarketValue
	Preferred Stocks — 8.9% (Continued)
	Financials — (Continued)
211,179	National Rural Utilities Cooperative Finance Corp., Ser US, 5.500%, 5/15/64	$ 5,085,190
133,775	Reinsurance Group of America, Inc., 7.125%, 10/15/52	3,471,461
290,000	Rithm Capital Corp. REIT, Ser D, 7.000%(D)	5,237,400
135,574	Stifel Financial Corp., 5.200%, 10/15/47†	2,734,528
189,212	Virtus Convertible & Income Fund, Ser A, 5.625%(D)	4,014,171
		55,602,214
	Utilities — 1.2%
349,698	Brookfield Renewable Partners LP (Canada), Ser 17, 5.250%(D)	6,588,310
128,895	Entergy Louisiana LLC, 4.875%, 9/1/66	2,612,702
1,065	Entergy Mississippi LLC, 4.900%, 10/1/66	21,694
670	Entergy New Orleans LLC, 5.000%, 12/1/52	14,780
		9,237,486
	Energy — 0.3%
87,656	Enbridge, Inc. (Canada), Ser 5, 5.375%(D)	1,652,316
32,865	Enbridge, Inc. (Canada), Ser L, 5.858%(D)	631,665
		2,283,981
	Total Preferred Stocks	$67,123,681
	Investment Funds — 6.7%
241,449	Allspring Income Opportunities±	1,542,859
626,101	BlackRock Corporate High Yield Fund, Inc.±	5,472,123
67,704	BlackRock Credit Allocation Income Trust±	683,810
90,324	BlackRock Ltd. Duration Income Trust±†	1,180,535
153,268	BlackRock MuniHoldings Fund, Inc.±	1,860,673
503,770	BlackRock MuniVest Fund, Inc.±†	3,531,428
170,640	BlackRock MuniYield Quality Fund III, Inc.±†	1,912,874
56,040	Cohen & Steers Ltd. Duration Preferred & Income Fund, Inc.±	1,065,881
187,997	Eaton Vance Municipal Bond Fund±†	1,953,289
89,857	First Trust High Income Long/Short Fund±†	1,028,863
1,766	First Trust Intermediate Duration Preferred & Income Fund±	29,792
507,523	Invesco Municipal Opportunity Trust±†	5,029,553
238,789	Invesco Municipal Trust±	2,364,011
401,616	Invesco Trust for Investment Grade Municipals±	4,036,241
560,062	Nuveen AMT-Free Quality Municipal Income Fund±†	6,367,905
267,781	Nuveen Preferred & Income Opportunities Fund±	1,949,446
132,955	Nuveen Preferred & Income Securities Fund±	904,094
345,598	Nuveen Quality Municipal Income Fund±	4,078,056
875,943	Western Asset High Income Opportunity Fund, Inc.±	3,459,975
122,046	Western Asset High Yield Defined Opportunity Fund, Inc.±	1,523,134
	Total Investment Funds	$49,974,542
Principal Amount
	Asset-Backed Securities — 1.5%
$ 339,063	ARI Fleet Lease Trust, Ser 2018-B, Class A3, 144a, 3.430%, 8/16/27	338,924
408,136	Carmax Auto Owner Trust, Ser 2021-1, Class A3, 0.340%, 12/15/25	394,534
14,898	Dell Equipment Finance Trust, Ser 2021-1, Class A2, 144a, 0.330%, 5/22/26	14,860
15,489	Flagship Credit Auto Trust, Ser 2021-1, Class A, 144a, 0.310%, 6/16/25	15,410
705,000	GLS Auto Receivables Issuer Trust, Ser 2021-2A, Class C, 144a, 1.080%, 6/15/26	674,823
214,232	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	212,963
Principal Amount		MarketValue
	Asset-Backed Securities — 1.5% (Continued)
$ 3,227,186	Mountain View CLO X Ltd. (Cayman Islands), Ser 2015-10A, Class AR, 144a, (3M LIBOR +0.820%), 4.761%, 10/13/27(B)	$ 3,222,429
750,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class B, 144a, (3M LIBOR +1.800%), 6.043%, 4/20/29(B)	722,460
3,000,000	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-1A, Class D, 144a, (3M LIBOR +6.000%), 10.243%, 4/20/29(B)	2,772,771
307,402	Palmer Square Loan Funding Ltd. (Cayman Islands), Ser 2021-3A, Class A1, 144a, (3M LIBOR +0.800%), 5.043%, 7/20/29(B)	303,091
65,000	Tesla Auto Lease Trust, Ser 2020-A, Class A4, 144a, 0.780%, 12/20/23	64,768
709,849	Verizon Owner Trust, Ser 2020-A, Class A1A, 1.850%, 7/22/24	707,188
620,456	Welk Resorts LLC, Ser 2017-AA, Class A, 144a, 2.820%, 6/15/33	616,562
1,234,976	Westlake Automobile Receivables Trust, Ser 2021-2A, 144a, 0.320%, 4/15/25	1,222,011
	Total Asset-Backed Securities	$11,282,794
	Non-Agency Collateralized Mortgage Obligations — 0.7%
55,306	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(C)	46,124
4,858	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 7.178%, 12/25/32(B)	4,480
107,287	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 3.705%, 9/25/34(B)(C)	104,641
9,746	RALI Series Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	9,065
5,308,570	Redwood Funding Trust, Ser 2020-1, Class A, 144a, 4.750%, 7/27/59(B)(C)	5,228,090
	Total Non-Agency Collateralized Mortgage Obligations	$5,392,400
	Commercial Mortgage-Backed Securities — 0.2%
29,613,777	BANK, Ser 2020-BN26, Class XA, 1.225%, 3/15/63(A)(B)(C)	1,825,266
Shares
Exchange-Traded Fund — 0.2%
22,248	iShares iBoxx High Yield Corporate Bond ETF	1,638,120
Number of Contracts		Notional Amount
	Purchased Options — 0.0%
	Purchased Put Options — 0.0%
5,000	Rithm Capital Corp., Strike @7.00, Exp 02/23(E)*	$500,000	50,000
	Total Purchased Options		$50,000
Principal Amount
	Short-Term U.S. Treasury Obligations — 17.2%
$ 25,000,000	U.S. Treasury Bills, 1.144%, 2/23/23(E)#	24,849,546
25,000,000	U.S. Treasury Bills, 3.954%, 2/7/23#	24,904,969
15,000,000	U.S. Treasury Bills, 4.255%, 3/23/23#	14,860,388
25,000,000	U.S. Treasury Bills, 4.284%, 3/16/23#	24,792,675
40,000,000	U.S. Treasury Bills, 4.393%, 3/30/23#	39,590,246
	Total Short-Term U.S. Treasury Obligations	$128,997,824

Touchstone Flexible Income Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Funds — 10.2%
75,017,574	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	$ 75,017,574
1,451,421	Invesco Government & Agency Portfolio, Institutional Class, 4.22%∞Ω**	1,451,421
	Total Short-Term Investment Funds	$76,468,995
	Total Short-Term Securities	$205,466,819
	Total Long Positions—99.2% (Cost $838,236,858)	$744,744,543
	Securities Sold Short — (4.7)%
	U.S. Treasury Obligations — (4.7)%
(35,000,000)	U.S. Treasury Bond, 4.000%, 11/15/52	(35,360,937)
	Total Securities Sold Short (Proceeds $36,272,231)	$(35,360,937)
	Total Investment Securities—94.5%	$709,383,606
	Other Assets in Excess of Liabilities — 5.5%	41,670,206
	Net Assets — 100.0%	$751,053,812
(A)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2022.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(E)	All or a portion of these securities are pledged as collateral for securities sold short. The total value of the securities pledged as collateral as of December 31, 2022 was $60,209,534.
±	Closed-end Fund.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2022 was $1,441,582.
#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
FHLMC – Federal Home Loan Mortgage Corporation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
GNMA – Government National Mortgage Association
IO – Interest Only
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities were valued at $31,862,835 or 4.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Agency Collateralized Mortgage Obligations	$—	$212,951,628	$—	$212,951,628
Corporate Bonds	—	189,039,293	—	189,039,293
Preferred Stocks	67,123,681	—	—	67,123,681
Investment Funds	49,974,542	—	—	49,974,542
Asset-Backed Securities	—	11,282,794	—	11,282,794
Non-Agency Collateralized Mortgage Obligations	—	5,392,400	—	5,392,400
Commercial Mortgage-Backed Securities	—	1,825,266	—	1,825,266
Exchange-Traded Fund	1,638,120	—	—	1,638,120
Purchased Put Options
Equity contracts	50,000	—	—	50,000
Short-Term U.S. Treasury Obligations	—	128,997,824	—	128,997,824
Short-Term Investment Funds	76,468,995	—	—	76,468,995
Total Assets	$195,255,338	$549,489,205	$—	$744,744,543
Liabilities:
Securities Sold Short
U.S. Treasury Obligations	$—	$(35,360,937)	$—	$(35,360,937)
Total Liabilities	$—	$(35,360,937)	$—	$(35,360,937)
Total	$195,255,338	$514,128,268	$—	$709,383,606
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Focused Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 93.9%
	Information Technology — 23.8%
432,791	Apple, Inc.	$ 56,232,535
293,550	Microsoft Corp.	70,399,161
257,624	Oracle Corp.	21,058,186
116,335	PayPal Holdings, Inc.*	8,285,379
129,288	Salesforce, Inc.*	17,142,296
183,412	SS&C Technologies Holdings, Inc.	9,548,429
114,131	Texas Instruments, Inc.	18,856,724
100,160	Visa, Inc. - Class A	20,809,241
67,768	Workday, Inc. - Class A*	11,339,619
		233,671,570
	Health Care — 17.4%
136,341	AmerisourceBergen Corp.	22,593,067
196,209	BioMarin Pharmaceutical, Inc.*	20,305,669
281,562	Bristol-Myers Squibb Co.	20,258,386
86,671	HCA Healthcare, Inc.	20,797,573
191,981	Johnson & Johnson	33,913,444
207,917	Medtronic PLC	16,159,309
69,722	UnitedHealth Group, Inc.	36,965,210
		170,992,658
	Financials — 12.6%
748,902	Bank of America Corp.	24,803,634
153,382	Berkshire Hathaway, Inc. - Class B*	47,379,700
77,076	Goldman Sachs Group, Inc. (The)	26,466,357
35,430	LPL Financial Holdings, Inc.	7,658,903
13,475	Markel Corp.*	17,753,178
		124,061,772
	Consumer Discretionary — 9.7%
82,496	Airbnb, Inc. - Class A*	7,053,408
72,279	Alibaba Group Holding Ltd. (China) ADR*	6,367,057
315,140	Amazon.com, Inc.*	26,471,760
206,190	Choice Hotels International, Inc.	23,225,242
101,262	Cracker Barrel Old Country Store, Inc.	9,593,562
99,985	Floor & Decor Holdings, Inc. - Class A*	6,961,955
259,594	Frontdoor, Inc.*	5,399,555
77,297	Hilton Worldwide Holdings, Inc.	9,767,249
		94,839,788
	Communication Services — 9.0%
461,834	Alphabet, Inc. - Class C*	40,978,531
428,212	Comcast Corp. - Class A	14,974,573
114,411	Fox Corp. - Class A	3,474,662
150,647	Meta Platforms, Inc. - Class A*	18,128,860
36,268	Netflix, Inc.*	10,694,708
		88,251,334
	Industrials — 7.8%
134,971	Allegiant Travel Co.*	9,176,678
79,697	Boeing Co. (The)*	15,181,482
17,286	Deere & Co.	7,411,545
Shares		Market Value

	Industrials — (Continued)
81,477	Hubbell, Inc.	$ 19,121,022
253,431	Raytheon Technologies Corp.	25,576,257
		76,466,984
	Consumer Staples — 6.7%
326,549	Coca-Cola Femsa SAB de CV (Mexico) ADR	22,166,146
212,153	Monster Beverage Corp.*	21,539,894
213,062	Philip Morris International, Inc.	21,564,005
		65,270,045
	Energy — 2.8%
251,542	Exxon Mobil Corp.	27,745,083
	Real Estate — 2.5%
460,165	Americold Realty Trust, Inc. REIT	13,027,271
70,700	Jones Lang LaSalle, Inc.*	11,267,459
		24,294,730
	Materials — 1.6%
227,014	DuPont de Nemours, Inc.	15,579,971
	Total Common Stocks	$921,173,935
	Short-Term Investment Fund — 6.2%
60,837,474	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	60,837,474
	Total Investment Securities—100.1% (Cost $644,523,981)	$982,011,409
	Liabilities in Excess of Other Assets — (0.1%)	(1,067,907)
	Net Assets — 100.0%	$980,943,502
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$921,173,935	$—	$—	$921,173,935
Short-Term Investment Fund	60,837,474	—	—	60,837,474
Total	$982,011,409	$—	$—	$982,011,409
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Growth Opportunities Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 98.8%
	Information Technology — 39.4%
63,510	Apple, Inc.	$ 8,251,854
11,406	Applied Materials, Inc.	1,110,716
10,799	Atlassian Corp. - Class A*	1,389,615
23,281	Ceridian HCM Holding, Inc.*	1,493,476
29,367	Fortinet, Inc.*	1,435,753
21,994	Global Payments, Inc.	2,184,444
4,949	HubSpot, Inc.*	1,430,904
51,803	Marvell Technology, Inc.	1,918,783
28,392	Microsoft Corp.	6,808,969
3,546	MongoDB, Inc.*	697,995
2,975	Monolithic Power Systems, Inc.	1,051,990
7,603	NVIDIA Corp.	1,111,102
24,179	Okta, Inc.*	1,652,151
16,890	QUALCOMM, Inc.	1,856,887
13,396	Salesforce, Inc.*	1,776,176
5,985	ServiceNow, Inc.*	2,323,796
17,455	Visa, Inc. - Class A	3,626,451
11,272	Workday, Inc. - Class A*	1,886,144
		42,007,206
	Health Care — 17.6%
73,178	Alkermes PLC*	1,912,141
25,590	Ascendis Pharma A/S (Denmark) ADR*	3,125,307
4,067	Bio-Rad Laboratories, Inc. - Class A*	1,710,133
6,952	Eli Lilly & Co.	2,543,319
10,403	ICON PLC*	2,020,783
3,783	IDEXX Laboratories, Inc.*	1,543,313
4,563	Thermo Fisher Scientific, Inc.	2,512,798
6,454	UnitedHealth Group, Inc.	3,421,782
		18,789,576
	Consumer Discretionary — 12.4%
47,961	Amazon.com, Inc.*	4,028,724
1,242	Chipotle Mexican Grill, Inc.*	1,723,263
9,500	Home Depot, Inc. (The)	3,000,670
4,652	Lululemon Athletica, Inc.*	1,490,408
55,321	MGM Resorts International	1,854,913
9,230	Tesla, Inc.*	1,136,951
		13,234,929
	Industrials — 10.7%
14,950	Advanced Drainage Systems, Inc.	1,225,451
14,416	AMETEK, Inc.	2,014,204
22,539	ITT, Inc.	1,827,913
4,300	TransDigm Group, Inc.	2,707,495
9,866	Union Pacific Corp.	2,042,953
12,475	WESCO International, Inc.*	1,561,870
		11,379,886
	Communication Services — 7.1%
74,515	Alphabet, Inc. - Class A*	6,574,458
14,385	Live Nation Entertainment, Inc.*	1,003,210
		7,577,668
Shares		Market Value

	Financials — 3.5%
8,794	Arthur J Gallagher & Co.	$ 1,658,021
35,382	Brookfield Corp. (Canada)	1,113,118
24,818	First Interstate BancSystem, Inc. - Class A	959,215
		3,730,354
	Consumer Staples — 2.7%
6,219	Costco Wholesale Corp.	2,838,973
	Real Estate — 2.1%
55,587	Spirit Realty Capital, Inc. REIT	2,219,589
	Materials — 1.8%
11,008	Vulcan Materials Co.	1,927,611
	Energy — 1.5%
26,255	Devon Energy Corp.	1,614,945
	Total Common Stocks	$105,320,737
	Short-Term Investment Fund — 0.9%
915,053	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	915,053
	Total Investment Securities—99.7% (Cost $80,804,742)	$106,235,790
	Other Assets in Excess of Liabilities — 0.3%	369,023
	Net Assets — 100.0%	$106,604,813
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$105,320,737	$—	$—	$105,320,737
Short-Term Investment Fund	915,053	—	—	915,053
Total	$106,235,790	$—	$—	$106,235,790
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Mid Cap Growth Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 97.4%
	Information Technology — 23.7%
302,618	Ceridian HCM Holding, Inc.*	$ 19,412,945
529,839	Fortinet, Inc.*	25,903,829
366,047	Genpact Ltd.	16,955,297
185,129	Global Payments, Inc.	18,387,012
73,448	HubSpot, Inc.*	21,236,020
575,709	Lightspeed Commerce, Inc. (Canada)*	8,232,639
481,367	Marvell Technology, Inc.	17,829,834
312,117	Microchip Technology, Inc.	21,926,219
87,254	MongoDB, Inc.*	17,175,077
310,294	NetApp, Inc.	18,636,258
86,626	Nice Ltd. (Israel) ADR*	16,658,180
183,347	Palo Alto Networks, Inc.*	25,584,240
41,876	Teledyne Technologies, Inc.*	16,746,631
89,867	Zscaler, Inc.*	10,056,117
		254,740,298
	Health Care — 20.0%
273,960	Ascendis Pharma A/S (Denmark) ADR*	33,458,735
783,552	Avantor, Inc.*	16,525,112
61,211	Cooper Cos., Inc. (The)	20,240,641
301,206	DexCom, Inc.*	34,108,567
163,519	ICON PLC*	31,763,566
62,478	IDEXX Laboratories, Inc.*	25,488,525
60,408	Insulet Corp.*	17,783,511
125,158	Quest Diagnostics, Inc.	19,579,717
121,967	Sarepta Therapeutics, Inc.*	15,804,484
		214,752,858
	Industrials — 18.6%
166,120	AMETEK, Inc.	23,210,286
315,771	Copart, Inc. *	19,227,296
234,544	CoStar Group, Inc.*	18,125,560
68,596	FTI Consulting, Inc.*	10,893,045
92,979	IDEX Corp.	21,229,895
109,396	Rockwell Automation, Inc.	28,177,128
45,518	TransDigm Group, Inc.	28,660,409
134,096	Waste Connections, Inc.	17,775,766
262,987	WESCO International, Inc.*	32,925,972
		200,225,357
	Consumer Discretionary — 15.5%
171,207	Aptiv PLC*	15,944,508
19,617	Chipotle Mexican Grill, Inc.*	27,218,391
174,083	Etsy, Inc.*	20,851,662
216,336	Hilton Worldwide Holdings, Inc.	27,336,217
100,926	Lululemon Athletica, Inc.*	32,334,672
574,896	Tapestry, Inc.	21,892,040
90,192	Vail Resorts, Inc.	21,497,263
		167,074,753
	Financials — 8.7%
118,168	Arthur J Gallagher & Co.	22,279,395
112,599	First Republic Bank	13,724,692
Shares		Market Value

	Financials — (Continued)
80,737	LPL Financial Holdings, Inc.	$ 17,452,917
50,685	MSCI, Inc.	23,577,142
122,710	The Allstate Corp.	16,639,476
		93,673,622
	Materials — 3.4%
165,568	Celanese Corp.	16,927,672
111,964	Vulcan Materials Co.	19,606,016
		36,533,688
	Real Estate — 3.2%
96,228	Essex Property Trust, Inc. REIT	20,392,638
101,938	Sun Communities, Inc. REIT	14,577,134
		34,969,772
	Energy — 3.0%
530,198	Devon Energy Corp.	32,612,479
	Communication Services — 1.3%
200,670	Live Nation Entertainment, Inc.*	13,994,726
	Total Common Stocks	$1,048,577,553
	Short-Term Investment Fund — 2.6%
27,325,490	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	27,325,490
	Total Investment Securities—100.0% (Cost $971,856,635)	$1,075,903,043
	Other Assets in Excess of Liabilities — 0.0%	408,787
	Net Assets — 100.0%	$1,076,311,830
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,048,577,553	$—	$—	$1,048,577,553
Short-Term Investment Fund	27,325,490	—	—	27,325,490
Total	$1,075,903,043	$—	$—	$1,075,903,043
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Non-US ESG Equity Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 96.8%
	France — 17.9%
	Energy — 6.6%
518,357	TotalEnergies SE ADR	$ 32,179,602
	Financials — 1.5%
132,091	BNP Paribas SA	7,521,155
	Industrials — 6.1%
292,590	Cie de Saint-Gobain	14,313,750
112,964	Schneider Electric SE	15,864,060
	Materials — 3.7%
127,430	Air Liquide SA	18,086,833
	Total France	87,965,400
	Japan — 16.8%
	Communication Services — 2.3%
270,000	Nintendo Co. Ltd.	11,352,577
	Consumer Discretionary — 8.0%
182,300	Denso Corp.	8,939,960
1,436,100	Panasonic Corp.	12,018,752
242,300	Sony Group Corp.	18,468,499
	Industrials — 4.2%
323,600	Hitachi Ltd.	16,282,348
326,500	Kubota Corp.†	4,460,460
	Information Technology — 2.3%
37,700	Tokyo Electron Ltd.	11,077,343
	Total Japan	82,599,939
	United Kingdom — 11.1%
	Financials — 6.4%
33,647,158	Lloyds Banking Group PLC	18,361,725
153,082	London Stock Exchange Group PLC	13,152,989
	Industrials — 4.7%
172,930	Ashtead Group PLC	9,823,253
489,813	RELX PLC	13,542,365
	Total United Kingdom	54,880,332
	Sweden — 9.2%
	Financials — 6.2%
1,360,587	Svenska Handelsbanken AB - Class A	13,698,382
989,787	Swedbank AB - Class A	16,835,354
	Industrials — 3.0%
810,625	Epiroc AB - Class A	14,760,761
	Total Sweden	45,294,497
	Singapore — 5.8%
	Financials — 3.6%
1,935,400	Oversea-Chinese Banking Corp. Ltd.	17,604,473
	Real Estate — 2.2%
7,049,700	CapitaLand Integrated Commercial Trust REIT	10,752,287
	Total Singapore	28,356,760
	Germany — 5.5%
	Communication Services — 2.6%
634,066	Deutsche Telekom AG	12,615,749
	Industrials — 2.9%
385,567	Deutsche Post AG	14,430,490
	Total Germany	27,046,239
	Switzerland — 4.9%
	Health Care — 2.4%
38,174	Roche Holding AG	11,995,705
Shares		Market Value

	Switzerland — (Continued)
	Industrials — 2.5%
403,414	ABB Ltd. ADR	$ 12,287,990
	Total Switzerland	24,283,695
	United States — 4.7%
	Information Technology — 4.7%
37,164	Apple, Inc.	4,828,719
40,257	Applied Materials, Inc.	3,920,227
44,153	Microsoft Corp.	10,588,772
17,492	Visa, Inc. - Class A	3,634,138
	Total United States	22,971,856
	South Korea — 4.3%
	Communication Services — 3.6%
431,999	KT Corp. ADR*	5,831,986
452,638	KT Corp.*	12,114,989
	Information Technology — 0.7%
7,463	Samsung SDI Co. Ltd.*	3,504,196
	Total South Korea	21,451,171
	India — 4.0%
	Financials — 4.0%
906,007	ICICI Bank Ltd. ADR	19,832,493
	Taiwan — 3.1%
	Information Technology — 3.1%
208,029	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	15,496,080
	Hong Kong — 2.2%
	Financials — 2.2%
1,001,800	AIA Group Ltd.	11,063,270
	Canada — 1.8%
	Financials — 1.0%
32,334	Intact Financial Corp.	4,654,520
	Industrials — 0.8%
129,951	ATS Corp.*	4,039,614
	Total Canada	8,694,134
	Denmark — 1.6%
	Industrials — 1.6%
262,919	Vestas Wind Systems A/S	7,669,522
	Netherlands — 1.5%
	Health Care — 1.5%
477,977	Koninklijke Philips NV	7,192,226
	Ireland — 1.4%
	Industrials — 1.4%
118,764	AerCap Holdings N.V.*	6,926,317
	Thailand — 1.0%
	Industrials — 1.0%
2,342,300	Airports of Thailand PCL*	5,069,856
	Total Common Stocks	$476,793,787
	Preferred Stocks — 2.2%
	Germany — 2.2%
	Consumer Discretionary — 2.2%
86,451	Volkswagen AG, 5.796%(A)	10,724,220

Touchstone Non-US ESG Equity Fund (Unaudited) (Continued)
Shares		Market Value
	Short-Term Investment Funds — 1.8%
4,635,732	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	$ 4,635,732
4,444,808	Invesco Government & Agency Portfolio, Institutional Class, 4.22%∞Ω**	4,444,808
	Total Short-Term Investment Funds	$9,080,540
	Total Investment Securities — 100.8% (Cost $457,213,908)	$496,598,547
	Liabilities in Excess of Other Assets — (0.8)%	(3,950,659)
	Net Assets — 100.0%	$492,647,888
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2022 was $4,237,437.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PCL – Public Company Limited
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
France	$32,179,602	$55,785,798	$—	$87,965,400
Japan	—	82,599,939	—	82,599,939
United Kingdom	—	54,880,332	—	54,880,332
Sweden	—	45,294,497	—	45,294,497
Singapore	—	28,356,760	—	28,356,760
Germany	—	27,046,239	—	27,046,239
Switzerland	12,287,990	11,995,705	—	24,283,695
United States	22,971,856	—	—	22,971,856
South Korea	5,831,986	15,619,185	—	21,451,171
India	19,832,493	—	—	19,832,493
Taiwan	15,496,080	—	—	15,496,080
Hong Kong	—	11,063,270	—	11,063,270
Canada	8,694,134	—	—	8,694,134
Denmark	—	7,669,522	—	7,669,522
Netherlands	—	7,192,226	—	7,192,226
Ireland	6,926,317	—	—	6,926,317
Thailand	—	5,069,856	—	5,069,856
Preferred Stocks	—	10,724,220	—	10,724,220
Short-Term Investment Funds	9,080,540	—	—	9,080,540
Total	$133,300,998	$363,297,549	$—	$496,598,547
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Sands Capital Emerging Markets Growth Fund – December 31, 2022 (Unaudited)
Shares		Market Value
	Common Stocks — 96.8%
	India — 34.2%
	Consumer Discretionary — 5.3%
7,209,451	Jubilant Foodworks Ltd.	$ 44,448,395
2,122,553	Titan Co. Ltd.	66,597,858
	Consumer Staples — 3.9%
1,569,542	Britannia Industries Ltd.	81,644,388
	Energy — 3.0%
2,013,536	Reliance Industries Ltd.	61,816,791
	Financials — 14.1%
1,443,564	Bajaj Finance Ltd.	114,351,616
8,457,185	Bandhan Bank Ltd., 144a*	23,868,521
5,077,413	HDFC Bank Ltd.	99,586,131
10,338,605	ICICI Prudential Life Insurance Co. Ltd., 144a	56,245,080
	Health Care — 4.8%
1,849,395	Apollo Hospitals Enterprise Ltd.	99,937,851
	Information Technology — 0.9%
487,734	Tata Consultancy Services Ltd.	19,181,173
	Materials — 2.2%
1,239,700	Asian Paints Ltd.	46,087,302
	Total India	713,765,106
	China — 22.3%
	Communication Services — 5.9%
1,047,020	Kanzhun Ltd. ADR*	21,327,797
2,405,242	Tencent Holdings Ltd.	101,983,136
	Consumer Discretionary — 9.5%
4,399,074	Alibaba Group Holding Ltd.*	48,270,658
6,537,723	ANTA Sports Products Ltd.	85,034,585
12,860,000	Haidilao International Holding Ltd., 144a*†	36,677,515
1,661,269	JD Health International, Inc., 144a*	15,001,345
1,308,497	NIO, Inc. ADR*	12,757,846
	Consumer Staples — 2.9%
5,209,006	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	59,508,453
	Health Care — 4.0%
4,332,442	Hangzhou Tigermed Consulting Co. Ltd. Class H, 144a	49,822,111
4,555,010	Wuxi Biologics Cayman, Inc., 144a*	34,499,240
	Total China	464,882,686
	Brazil — 14.5%
	Consumer Discretionary — 6.3%
154,287	MercadoLibre, Inc.*	130,563,831
	Consumer Staples — 2.0%
9,119,200	Raia Drogasil SA	40,969,255
	Financials — 3.6%
9,829,280	NU Holdings Ltd. - Class A*	40,005,170
2,308,642	XP, Inc. - Class A*	35,414,568
	Industrials — 2.0%
4,160,715	Localiza Rent a Car SA	41,924,341
	Information Technology — 0.6%
1,467,561	Pagseguro Digital Ltd. - Class A*	12,826,483
	Total Brazil	301,703,648
	Taiwan — 8.1%
	Communication Services — 3.2%
1,282,061	Sea Ltd. ADR*	66,705,634
Shares		Market Value

	Taiwan — (Continued)
	Information Technology — 4.9%
1,374,589	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	$ 102,393,134
	Total Taiwan	169,098,768
	Hong Kong — 4.0%
	Consumer Discretionary — 0.1%
1,331,100	Super Hi International Holding Ltd.*	1,695,115
	Financials — 3.9%
7,487,331	AIA Group Ltd.	82,685,528
	Total Hong Kong	84,380,643
	Indonesia — 3.2%
	Financials — 3.2%
122,027,300	Bank Central Asia Tbk PT	66,912,238
	Argentina — 2.5%
	Information Technology — 2.5%
313,128	Globant SA*	52,655,605
	South Korea — 2.3%
	Communication Services — 0.6%
94,303	NAVER Corp.	13,411,872
	Consumer Discretionary — 1.4%
2,055,051	Coupang, Inc.*	30,229,800
	Information Technology — 0.3%
122,999	Kakaopay Corp.*†	5,339,301
	Total South Korea	48,980,973
	United States — 2.1%
	Information Technology — 2.1%
101,969	Lam Research Corp.	42,857,571
	Thailand — 1.9%
	Consumer Staples — 1.9%
20,062,800	CP ALL PCL	39,522,052
	Kazakhstan — 1.7%
	Financials — 1.7%
504,472	Kaspi.KZ JSC GDR	36,069,747
	Total Common Stocks	$2,020,829,037
Number of Rights
	Rights — 0.0%
	Brazil — 0.0%
	Industrials — 0.0%
18,436	Localiza Rent a Car SA*	37,571
	Total Rights	$37,571

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)
Shares		MarketValue
	Short-Term Investment Funds — 4.4%
58,169,013	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	$ 58,169,013
33,544,664	Invesco Government & Agency Portfolio, Institutional Class, 4.22%∞Ω**	33,544,664
	Total Short-Term Investment Funds	$91,713,677
	Total Investment Securities — 101.2% (Cost $1,953,880,601)	$2,112,580,285
	Liabilities in Excess of Other Assets — (1.2)%	(24,535,712)
	Net Assets — 100.0%	$2,088,044,573
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2022 was $31,766,627.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
JSC – Joint Stock Company
PCL – Public Company Limited
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities were valued at $216,113,812 or 10.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
India	$—	$713,765,106	$—	$713,765,106
China	34,085,643	430,797,043	—	464,882,686
Brazil	301,703,648	—	—	301,703,648
Taiwan	169,098,768	—	—	169,098,768
Hong Kong	1,695,115	82,685,528	—	84,380,643
Indonesia	—	66,912,238	—	66,912,238
Argentina	52,655,605	—	—	52,655,605
South Korea	30,229,800	18,751,173	—	48,980,973
United States	42,857,571	—	—	42,857,571
Thailand	—	39,522,052	—	39,522,052
Kazakhstan	36,069,747	—	—	36,069,747
Rights	37,571	—	—	37,571
Short-Term Investment Funds	91,713,677	—	—	91,713,677
Total	$760,147,145	$1,352,433,140	$—	$2,112,580,285
See accompanying Notes to Portfolios of Investments.

Portfolio of Investments
Touchstone Strategic Income Opportunities Fund – December 31, 2022 (Unaudited)
Principal Amount		Market Value
	Corporate Bonds — 51.4%
	Financials — 11.3%
$ 1,847,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	$ 1,736,180
2,657,000	Bank of Nova Scotia (The) (Canada), 3.625%, 10/27/81	1,938,282
1,971,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,506,948
818,000	Charles Schwab Corp. (The), 5.000%(A)	746,833
818,000	Charles Schwab Corp. (The), Ser H, 4.000%(A)	652,314
1,921,000	Citigroup, Inc., Ser W, 4.000%(A)	1,673,422
1,111,000	Corestates Capital III, 144a, (3M LIBOR +0.570%), 5.176%, 2/15/27(B)	1,034,794
860,000	Credit Acceptance Corp., 6.625%, 3/15/26	814,968
1,699,000	First Maryland Capital II, (3M LIBOR +0.850%), 5.290%, 2/1/27(B)	1,570,600
343,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	301,141
1,930,000	Golub Capital BDC, Inc., 2.050%, 2/15/27	1,571,613
1,014,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.250%, 5/15/27	928,418
825,000	JPMorgan Chase & Co., 5.717%, 9/14/33	811,256
1,420,000	Morgan Stanley, 5.297%, 4/20/37	1,302,605
1,407,000	PNC Capital Trust, (3M LIBOR +0.570%), 5.331%, 6/1/28(B)	1,297,089
1,363,000	Prudential Financial, Inc., 5.125%, 3/1/52	1,240,330
890,000	Sabra Health Care LP REIT, 3.900%, 10/15/29	746,526
1,824,000	Sixth Street Specialty Lending, Inc., 2.500%, 8/1/26	1,597,582
1,678,000	STORE Capital Corp. REIT, 2.750%, 11/18/30	1,291,816
1,824,000	Truist Bank, Ser A, (3M LIBOR +0.670%), 5.320%, 5/15/27(B)	1,690,358
1,363,000	Truist Financial Corp., Ser Q, 5.100%(A)	1,260,775
		25,713,850
	Industrials — 7.5%
802,000	ADT Security Corp. (The), 144a, 4.875%, 7/15/32	681,563
1,051,000	American Axle & Manufacturing, Inc., 6.500%, 4/1/27	948,212
1,056,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	900,240
773,000	Boeing Co. (The), 5.805%, 5/1/50	719,687
948,000	Canpack SA / Canpack US LLC (Poland), 144a, 3.125%, 11/1/25	830,619
1,236,000	Cimpress PLC (Ireland), 144a, 7.000%, 6/15/26	854,447
910,000	Fortress Transportation & Infrastructure Investors LLC, 144a, 6.500%, 10/1/25	855,586
1,699,000	General Electric Co., Ser D, (3M LIBOR +3.330%), 8.099%(A)	1,669,170
1,291,000	Granite US Holdings Corp., 144a, 11.000%, 10/1/27	1,360,391
2,046,000	Mohawk Industries, Inc., 3.625%, 5/15/30	1,767,731
1,765,000	Oshkosh Corp., 3.100%, 3/1/30	1,493,152
1,269,000	Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC, 144a, 4.000%, 10/15/27	1,124,776
912,000	Seaspan Corp. (Hong Kong), 144a, 5.500%, 8/1/29	691,114
869,000	Stericycle, Inc., 144a, 3.875%, 1/15/29	758,203
813,000	TransDigm, Inc., 144a, 6.250%, 3/15/26	801,772
1,716,000	Weir Group PLC (The) (United Kingdom), 144a, 2.200%, 5/13/26	1,523,616
		16,980,279
	Consumer Discretionary — 7.4%
1,895,000	Brunswick Corp., 4.400%, 9/15/32	1,605,163
938,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	744,466
995,000	Churchill Downs, Inc., 144a, 4.750%, 1/15/28	890,525
1,124,000	Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International US LLC, 144a, 4.750%, 1/15/29	1,017,220
1,636,000	Ferguson Finance PLC, 144a, 4.650%, 4/20/32	1,493,839
315,000	Ford Motor Co., 4.750%, 1/15/43	226,244
460,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	411,700
Principal Amount		Market Value

	Consumer Discretionary — (Continued)
$ 730,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC (United Arab Emirates), 7.125%, 7/31/26	$ 701,389
2,794,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	2,197,014
1,665,000	GENM Capital Labuan Ltd. (Malaysia), 144a, 3.882%, 4/19/31	1,247,426
1,781,000	Imperial Brands Finance PLC (United Kingdom), 144a, 3.500%, 7/26/26	1,638,807
983,000	Royal Caribbean Cruises Ltd., 144a, 5.375%, 7/15/27	795,936
1,629,000	Toll Brothers Finance Corp., 3.800%, 11/1/29	1,392,462
355,000	Warnermedia Holdings, Inc., 144a, 4.279%, 3/15/32	292,829
1,636,000	Warnermedia Holdings, Inc., 144a, 5.141%, 3/15/52	1,195,126
1,076,000	Wynn Macau Ltd. (Macao), 144a, 4.875%, 10/1/24	1,015,892
		16,866,038
	Energy — 5.7%
1,222,000	Cenovus Energy, Inc. (Canada), 5.250%, 6/15/37	1,118,188
1,010,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	882,245
1,200,000	DCP Midstream Operating LP, 144a, 5.850%, 5/21/43	1,170,624
520,000	Genesis Energy LP / Genesis Energy Finance Corp., 5.625%, 6/15/24	501,797
171,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.500%, 10/1/25	162,415
201,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.000%, 1/15/27	189,487
149,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	132,620
903,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 2/1/31	778,890
1,124,000	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	927,115
405,000	Mesquite Energy, Inc., 7.250%, 2/15/23	5,569
1,310,000	Murphy Oil Corp., 6.375%, 7/15/28	1,260,942
1,605,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,676,836
784,000	Parkland Corp. (Canada), 144a, 4.500%, 10/1/29	654,162
350,000	Petroleos Mexicanos (Mexico), 6.375%, 1/23/45	216,869
750,000	Petroleos Mexicanos (Mexico), 6.625%, 6/15/35	544,426
1,060,000	Petroleos Mexicanos (Mexico), 6.750%, 9/21/47	675,990
1,110,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	1,033,417
1,185,000	YPF SA (Argentina), 9.000%, 2/12/26	1,134,637
		13,066,229
	Communication Services — 4.3%
945,000	Arches Buyer, Inc., 144a, 4.250%, 6/1/28	739,086
473,000	Belo Corp., 7.750%, 6/1/27	461,766
1,023,000	British Telecommunications PLC (United Kingdom), 5.125%, 12/4/28	995,122
809,000	British Telecommunications PLC (United Kingdom), 144a, 3.250%, 11/8/29	691,092
1,820,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	1,459,849
1,417,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	1,283,282
812,000	Connect Finco SARL / Connect US Finco LLC (United Kingdom), 144a, 6.750%, 10/1/26	752,529
1,038,000	CSC Holdings LLC, 144a, 4.625%, 12/1/30	573,553
1,056,000	Gray Escrow II, Inc., 144a, 5.375%, 11/15/31	761,006
1,279,000	Paramount Global, 4.200%, 5/19/32	1,050,508
814,000	Stagwell Global, 144a, 5.625%, 8/15/29	671,208
437,000	TEGNA, Inc., 5.000%, 9/15/29	414,626
		9,853,627

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Principal Amount		Market Value
	Corporate Bonds — 51.4% (Continued)
	Utilities — 4.3%
$ 1,636,000	CMS Energy Corp., 4.750%, 6/1/50	$ 1,415,074
1,155,000	Edison International, 4.125%, 3/15/28	1,073,325
1,075,000	Edison International, Ser B, 5.000%(A)	903,000
850,000	Eskom Holdings SOC Ltd. (South Africa), 144a, 8.450%, 8/10/28	744,265
554,000	FirstEnergy Transmission LLC, 144a, 5.450%, 7/15/44	518,390
1,750,000	Minejesa Capital BV (Indonesia), 4.625%, 8/10/30	1,531,600
1,155,000	Pacific Gas & Electric Co., 2.500%, 2/1/31	902,502
1,110,000	PPL Capital Funding, Inc., Ser A, (3M LIBOR +2.665%), 7.395%, 3/30/67(B)	954,045
2,049,000	WEC Energy Group, Inc., (3M LIBOR +2.112%), 6.719%, 5/15/67(B)	1,714,071
		9,756,272
	Materials — 3.7%
2,000,000	Braskem Netherlands Finance BV (Brazil), 144a, 5.875%, 1/31/50	1,549,228
1,502,000	Celanese US Holdings LLC, 6.165%, 7/15/27	1,483,611
1,700,000	Freeport Indonesia PT (Indonesia), 144a, 5.315%, 4/14/32	1,559,298
1,750,000	GCC SAB de CV, 144a, 3.614%, 4/20/32	1,456,415
228,000	Hudbay Minerals, Inc. (Canada), 144a, 4.500%, 4/1/26	207,101
2,200,000	Metinvest BV (Ukraine), 144a, 7.750%, 10/17/29	1,100,000
1,270,000	OCP SA (Morocco), 3.750%, 6/23/31	1,061,720
		8,417,373
	Consumer Staples — 2.6%
950,000	Coruripe Netherlands BV (Brazil), 144a, 10.000%, 2/10/27	760,000
1,319,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 144a, 6.500%, 12/1/52	1,255,116
1,002,000	QVC, Inc., 4.375%, 9/1/28	598,695
1,127,000	Turning Point Brands, Inc., 144a, 5.625%, 2/15/26	972,049
1,500,000	Ulker Biskuvi Sanayi AS (Turkey), 144a, 6.950%, 10/30/25	1,257,675
1,252,000	United Rentals North America, Inc., 3.750%, 1/15/32	1,021,419
		5,864,954
	Health Care — 2.0%
1,259,000	CVS Health Corp., 5.050%, 3/25/48	1,135,733
860,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	692,197
1,401,000	Mylan, Inc., 4.550%, 4/15/28	1,300,036
862,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30†	749,051
860,000	US Acute Care Solutions LLC, 144a, 6.375%, 3/1/26	763,184
		4,640,201
	Real Estate — 1.6%
860,000	Iron Mountain, Inc. REIT, 144a, 4.875%, 9/15/27	790,856
1,000,000	Logan Group Co. Ltd. (China), 7.500%, 8/25/23	219,800
992,000	RHP Hotel Properties LP / RHP Finance Corp. REIT, 144a, 4.500%, 2/15/29	855,693
1,681,000	SBA Tower Trust REIT, 144a, 6.599%, 1/15/28	1,686,334
		3,552,683
	Information Technology — 1.0%
904,000	Clarivate Science Holdings Corp., 144a, 4.875%, 7/1/29	768,717
1,326,000	Micron Technology, Inc., 2.703%, 4/15/32	999,570
586,000	Micron Technology, Inc., 6.750%, 11/1/29	597,285
		2,365,572
	Total Corporate Bonds	$117,077,078
	Asset-Backed Securities — 16.1%
2,000,000	AB BSL CLO 3, Ltd. (Cayman Islands), Ser 2021-3A, Class D, 144a, (3M LIBOR +3.200%), 7.443%, 10/20/34(B)	1,820,462
Principal Amount		Market Value
	Asset-Backed Securities — 16.1% (Continued)
$ 4,267,750	AB Issuer LLC, Ser 2021-1, Class A2, 144a, 3.734%, 7/30/51	$ 3,401,478
3,750,000	Birch Grove CLO 2, Ltd. (Cayman Islands), Ser 2021-2A, Class C, 144a, (3M LIBOR +2.250%), 6.477%, 10/19/34(B)	3,466,710
3,940,000	Hardee's Funding LLC, Ser 2021-1A, Class A2, 144a, 2.865%, 6/20/51	3,138,848
2,100,000	Medalist Partners Corporate Finance CLO VI, Ltd. (Cayman Islands), Ser 2020-1A, Class B, 144a, (3M LIBOR +2.700%), 6.779%, 4/17/33(B)	1,945,308
3,750,000	Mill City Mortgage Loan Trust, Ser 2017-2, Class B2, 144a, 3.911%, 7/25/59(B)(C)	3,194,102
4,925,000	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	3,938,380
3,750,000	New Mountain CLO 3, Ltd. (Cayman Islands), Ser CLO-3A, Class C, 144a, (3M LIBOR +2.100%), 6.343%, 10/20/34(B)	3,487,339
2,250,000	Palmer Square CLO, Ltd. (Cayman Islands), Ser 2021-4A, Class D, 144a, (3M LIBOR +2.950%), 7.029%, 10/15/34(B)	2,106,405
3,717,000	STWD, Ltd. (Cayman Islands), Ser 2021-FL2, Class D, 144a, (1M LIBOR +2.800%), 7.126%, 4/18/38(B)	3,386,376
3,300,000	TRTX Issuer, Ltd. (Cayman Islands), Ser 2019-FL3, Class C, 144a, (SOFR30A +2.214%), 6.540%, 10/15/34(B)	3,217,541
3,750,000	Whitebox CLO I, Ltd. (Cayman Islands), Ser 2019-1A, Class BR, 144a, (3M LIBOR +2.050%), 6.375%, 7/24/32(B)	3,522,079
	Total Asset-Backed Securities	$36,625,028
	U.S. Treasury Obligations — 11.9%
2,965,396	U.S. Treasury Bond, 0.125%, 2/15/52	1,920,209
9,110,000	U.S. Treasury Bond, 2.375%, 2/15/42	7,005,448
11,000,000	U.S. Treasury Note, 0.500%, 11/30/23	10,583,203
8,260,000	U.S. Treasury Note, 2.750%, 8/15/32	7,548,866
	Total U.S. Treasury Obligations	$27,057,726
Shares
	Common Stocks — 5.3%
	Financials — 1.5%
25,150	Bank of America Corp.	832,968
2,465	Goldman Sachs Group, Inc. (The)	846,432
44	Hi-Crush, Inc.(D)	1,717,459
		3,396,859
	Industrials — 0.9%
1,920	Lockheed Martin Corp.	934,061
9,710	Raytheon Technologies Corp.	979,933
		1,913,994
	Information Technology — 0.8%
6,349	International Business Machines Corp.	894,511
5,357	Texas Instruments, Inc.	885,083
		1,779,594
	Materials — 0.6%
39,560	Covia	514,280
13,541	DuPont de Nemours, Inc.	929,319
		1,443,599
	Consumer Staples — 0.4%
9,741	Philip Morris International, Inc.	985,886
	Health Care — 0.4%
5,552	Johnson & Johnson	980,761

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Shares		MarketValue
	Common Stocks — 5.3% (Continued)
	Energy — 0.4%
8,379	Exxon Mobil Corp.	$ 924,204
	Communication Services — 0.3%
41,944	AT&T, Inc.	772,189
	Total Common Stocks	$12,197,086
Principal Amount
	Sovereign Government Obligations — 4.9%
$ 1,350,000	Angolan Government International Bond, 144a, 8.000%, 11/26/29	1,182,006
1,222,000	Bahamas Government International Bond, 144a, 6.000%, 11/21/28	931,907
1,177,000	Chile Government International Bond, 3.100%, 5/7/41	843,881
1,295,000	Colombia Government International Bond, 3.125%, 4/15/31	961,523
320,000	Colombia Government International Bond, 10.375%, 1/28/33	352,400
1,350,000	Dominican Republic International Bond, 4.875%, 9/23/32	1,120,601
1,530,000	Ecuador Government International Bond, 144a, 2.500%, 7/31/35	703,399
657,000	Ecuador Government International Bond, 144a, 5.500%, 7/31/30	422,167
1,350,000	Egypt Government International Bond, 8.500%, 1/31/47	897,313
955,000	Gabon Government International Bond, 144a, 6.625%, 2/6/31	779,758
1,350,000	Ghana Government International Bond, 144a, 8.627%, 6/16/49	465,075
1,000,000	Nigeria Government International Bond, 144a, 7.625%, 11/28/47	641,620
985,000	Republic of Uzbekistan International Bond, 144a, 3.700%, 11/25/30	822,995
1,200,000	Serbia International Bond, 2.125%, 12/1/30	860,640
200,000	Ukraine Government International Bond, 144a, 7.253%, 3/15/35	35,997
1,020,000	Ukraine Government International Bond, 7.253%, 3/15/35	183,586
	Total Sovereign Government Obligations	$11,204,868
	Commercial Mortgage-Backed Securities — 4.0%
4,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV2, Class C, 144a, 3.542%, 3/9/44(B)(C)	3,525,339
5,000,000	CGMS Commercial Mortgage Trust, Ser 2017-B1, Class D, 144a, 3.000%, 8/15/50	3,525,857
2,202,000	GS Mortgage Securities Corp. Trust, Ser 2017-SLP, Class E, 144a, 4.591%, 10/10/32(B)(C)	2,096,349
	Total Commercial Mortgage-Backed Securities	$9,147,545
	Non-Agency Collateralized Mortgage Obligations — 2.9%
1,405,000	Connecticut Avenue Securities Trust, Ser 2022-R04, Class 1M2, 144a, (SOFR30A +3.100%), 7.028%, 3/25/42(B)	1,399,747
3,250,000	Freddie Mac STACR REMIC Trust, Ser 2022-DNA3, Class M1B, 144a, (SOFR30A +2.900%), 6.828%, 4/25/42(B)	3,211,432
2,375,000	Towd Point Mortgage Trust, Ser 2015-2, Class 1B3, 144a, 3.436%, 11/25/60(B)(C)	1,950,565
	Total Non-Agency Collateralized Mortgage Obligations	$6,561,744
Shares		MarketValue
	Preferred Stocks — 0.9%
	Financials — 0.9%
95,203	First Republic Bank, Ser K, 4.125%(A)	$ 1,523,248
31,753	US Bancorp, Ser L, 3.750%(A)	492,171
	Total Preferred Stocks	$2,015,419
Principal Amount
Agency Collateralized Mortgage Obligations — 0.5%
$25,184,591	FRESB Mortgage Trust, Ser 2020-SB78, Class X1, 1.137%, 6/25/40(B)(C)(E)	1,118,002
Number of Rights
Rights — 0.0%
Energy — 0.0%
27,942	Vistra Energy Corp. Tax Return Rights, 12/6/26*	33,530
Shares
	Short-Term Investment Funds — 1.4%
2,896,551	Dreyfus Government Cash Management, Institutional Shares, 4.19%∞Ω	2,896,551
214,599	Invesco Government & Agency Portfolio, Institutional Class, 4.22%∞Ω**	214,599
	Total Short-Term Investment Funds	$3,111,150
	Total Investment Securities—99.3% (Cost $258,371,733)	$226,149,176
	Other Assets in Excess of Liabilities — 0.7%	1,640,567
	Net Assets — 100.0%	$227,789,743
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(B)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2022.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Level 3- For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
(E)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2022 was $200,732.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2022.
Portfolio Abbreviations:
CLO – Collateralized Loan Obligation
FRESB – Freddie Mac Multifamily Securitization Small Balance Loan
LIBOR – London Interbank Offered Rate
LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SOC – State-Owned Company
SOFR30A – Secured Overnight Financing Rate 30 Day Average
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, these securities were valued at $110,959,370 or 48.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Strategic Income Opportunities Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$117,077,078	$—	$117,077,078
Asset-Backed Securities	—	36,625,028	—	36,625,028
U.S. Treasury Obligations	—	27,057,726	—	27,057,726
Common Stocks	9,965,347	514,280	1,717,459	12,197,086
Sovereign Government Obligations	—	11,204,868	—	11,204,868
Commercial Mortgage-Backed Securities	—	9,147,545	—	9,147,545
Non-Agency Collateralized Mortgage Obligations	—	6,561,744	—	6,561,744
Preferred Stocks	2,015,419	—	—	2,015,419
Agency Collateralized Mortgage Obligations	—	1,118,002	—	1,118,002
Rights	—	33,530	—	33,530
Short-Term Investment Funds	3,111,150	—	—	3,111,150
Total	$15,091,916	$209,339,801	$1,717,459	$226,149,176
Measurements Using Unobservable Inputs (Level 3)
Assets	Common Stocks
Beginning balance, March 31, 2022	$22,379
Change in unrealized appreciation (depreciation)	1,695,080
Ending balance, December 31, 2022	$1,717,459
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities still held at December 31, 2022	$1,695,080
Common Stocks	Fair Value	Valuation Technique	Unobservable Input
Hi-Crush, Inc.	1,717,459	Market Value	N/A

Notes to Portfolios of Investments
December 31, 2022 (Unaudited)
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2022, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, credit quality and/or sector allocation. The Strategic Income Opportunities Fund held Level 3 categorized securities during the period ended December 31, 2022. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.

Notes to Portfolios of Investments (Unaudited) (Continued)
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security transactions—Security transactions are reflected for financial reporting purposes as of the trade date.